Disposals and scrapping (Tables)	12 Months Ended
Jun. 30, 2019
Disposals and scrapping
Schedule of disposals and scrapping

		2019	2018	2017
for the year ended 30 June	Note	Rm	Rm	Rm

Property, plant and equipment	17	708	591	836
cost		7 245	6 297	7 037
accumulated depreciation and impairment		(6 537)	(5 706)	(6 201)
Assets under construction	18	852	1 200	105
Goodwill and other intangible assets		112	147	103
cost		336	319	173
accumulated amortisation and impairment		(224)	(172)	(70)
Equity accounted investments		—	1 525	—
Long-term receivables and prepaid expenses		—	—	7
Assets in disposal groups held for sale		94	215	—
Trade and other receivables		—	339	7
Cash and cash equivalents		—	36	—
Liabilities in disposal groups held for sale		(38)	—	—
Short-term provisions		—	(24)	—
Tax payable		—	(35)	—
Trade and other payables		—	(208)	(30)

		1 728	3 786	1 028
Non-controlling interest		—	(51)	—

		1 728	3 735	1 028
Total consideration		567	2 425	788
consideration received		567	2 316	788
long-term supply agreement		—	109	—

		(1 161)	(1 310)	(240)
Realisation of accumulated translation effects		52	482	29

Net loss on disposal		(1 109)	(828)	(211)

Consideration received comprising
Performance Chemicals — Heat Transfer Fuels (HTF) business		271	—	—
Base Chemicals — Investment in Petronas Chemicals LDPE Sdn Bhd and Petronas Chemicals Olefins Sdn Bhd		—	1 918	—
Energy — Property and mineral rights in the US (Lake de Smet)		—	215	—
Energy — Sale of Canada land		—	—	389
Other		296	183	399

Consideration received		567	2 316	788